Revenues	12 Months Ended
Mar. 31, 2025
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenues	Revenues
The disaggregation of the Company’s revenue was as follows:

	2025	2024
	$	$

Subscription revenue	344,772	322,000
Transaction-based revenue	697,273	545,470
Hardware and other revenue	34,781	41,800

Total revenues	1,076,826	909,270
Transaction-based revenue includes $35,175 of revenue from merchant cash advances for the fiscal year ended March 31, 2025 (2024 – $17,158). The Company discloses revenue by geographic area in note 29.
Commission assets

	2025	2024
	$	$

Balance - Beginning of fiscal year	32,970	27,307
Additions	22,757	21,291
Amortization (within sales and marketing expenses)	(18,840)	(15,628)

Balance - End of fiscal year	36,887	32,970
Contract assets

	2025	2024
	$	$

Balance - Beginning of fiscal year	32,207	19,536
Additions	16,002	20,562
Amortization (within subscription and transaction-based revenue)	(16,205)	(7,891)

Balance - End of fiscal year	32,004	32,207
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the fiscal years ended March 31, 2025 and 2024 is $67,336 and $68,094, respectively.